united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 12/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ISSACHAR FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019
Shares							Fair Value
	COMMON STOCK - 69.0%
	APPAREL - 1.1%
3,000	Crocs, Inc. *						$ 125,670

	BANKS - 2.1%
4,000	Western Alliance Bancorp						228,000

	BIOTECHNOLOY - 1.0%
500	Vertex Pharmaceuticals, Inc. *						109,475

	BUILDING MATERIALS - 0.9%
4,100	Builders FirstSource, Inc. *						104,181

	CHEMICALS - 1.1%
200	Sherwin-Williams Co.						116,708

	COMMERCIAL SERVICES - 6.2%
1,200	Brink's Co.						108,816
700	Euronet Worldwide, Inc. *						110,292
1,900	Global Payments, Inc.						346,864
1,000	New Oriental Education & Technology Group, Inc. (ADR) *						121,250
							687,222
	COMPUTERS - 2.1%
500	EPAM Systems, Inc. *						106,080
1,600	Lumentum Holdings, Inc. *						126,880
							232,960
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
3,000	Ares Management Corp.						107,070

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.8%
4,200	Emerson Electric Co.						320,292
1,000	Generac Holdings, Inc. *						100,590
							420,882
	ENGINEERING & CONSTRUCTION - 1.0%
3,500	KBR, Inc.						106,750

	ENTERTAINMENT - 1.0%
900	Marriott Vacations Worldwide Corp.						115,884

	ENVIRONMENTAL CONTROL - 2.8%
3,600	Clean Harbors, Inc. *						308,700

	FOOD - 1.2%
6,000	Cosan Ltd. *						137,040

	HEALTHCARE - PRODUCTS - 2.0%
2,200	Bruker Corp.						112,134
1,000	CONMED Corp.						111,830
							223,964
	HEALTHCARE - SERVICES - 8.3%
2,300	Addus HomeCare Corp. *						223,606
2,900	DaVita, Inc. *						217,587
800	LHC Group, Inc. *						110,208
3,300	Tenet Healthcare Corp. *						125,499
750	WellCare Health Plans, Inc. *						247,657
							924,557
ISSACHAR FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares							Fair Value
	HOME BUILDERS - 0.9%
1,400	Installed Building Products, Inc. *						$ 96,418

	HOME FURNISHINGS - 2.7%
3,500	Tempur Sealy International, Inc. *						304,710

	INSURANCE - 2.7%
9,000	NMI Holdings, Inc. *						298,620

	OFFICE/BUSINESS EQUIPMENT - 1.8%
800	Zebra Technologies Corp. *						204,352

	PRIVATE EQUITY - 1.2%
2,700	Apollo Global Management, Inc.						128,817

	REAL ESTATE - 1.0%
8,000	Newmark Group, Inc.						107,640

	RETAIL - 2.8%
700	O'Reilly Automotive, Inc. *						306,782

	SEMICONDUCTORS - 14.3%
8,400	Advanced Micro Devices, Inc. *						385,224
3,200	Applied Materials, Inc.						195,328
3,000	Cirrus Logic, Inc. *						247,230
1,500	Inphi Corp. *						111,030
500	NVIDIA Corp.						117,650
1,000	Qorvo, Inc. *						116,230
7,000	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)						406,700
							1,579,392
	SOFTWARE - 3.9%
3,000	ACI Worldwide, Inc. *						113,655
1,500	Envestnet, Inc. *						104,445
400	MSCI, Inc.						103,272
390	ServiceNow, Inc. *						110,105
							431,477
	TRANSPORTATION - 2.1%
8,000	Dorian LPG Ltd. *						123,840
700	Kansas City Southern						107,212
							231,052

	TOTAL COMMON STOCK (Cost $7,106,829)						7,638,323

	SHORT - TERM INVESTMENT - 22.4%
	MONEY MARKET FUND - 22.4%
2,474,299	Fidelity Institutional Money Market Fund - Government Portfolio - Class I, 1.49% ** (Cost - $2,474,299)						2,474,299

	TOTAL INVESTMENT - 91.4% (Cost - $9,581,128)						$ 10,112,622
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 8.6%						955,945
	NET ASSETS - 100.0%						$ 11,068,567

* Non-income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on December 31, 2019.
ADR - American Depositary Receipt.

ISSACHAR FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity	Fund Pays	Fund Receives	Termination Date	Number of Shares	Notional Amount (a)	Net Unrealized Appreciation (Depreciation) (b)
Credit Suisse	Agnico Eagle Mines Ltd.	1 Month LIBOR + 0.30%	Total Return	8/20/2020	1,600	98,691	$ 68
Credit Suisse	Alibaba Group Holding ADR	1 Month LIBOR + 0.30%	Total Return	8/20/2020	500	107,052	1,002
Credit Suisse	Audiocodes Ltd.	1 Month LIBOR + 0.30%	Total Return	8/20/2020	8,100	215,620	7,476
Credit Suisse	Axon Enterprise, Inc.	1 Month LIBOR + 0.30%	Total Return	8/20/2020	1,400	103,421	781
Credit Suisse	Burlington Stores, Inc.	1 Month LIBOR + 0.30%	Total Return	8/20/2020	1,200	275,888	2,251
Credit Suisse	BWX Technologies, Inc.	1 Month LIBOR + 0.30%	Total Return	8/20/2020	1,600	98,440	(888)
Credit Suisse	Cable One, Inc.	1 Month LIBOR + 0.30%	Total Return	8/20/2020	100	146,178	(2,669)
Credit Suisse	Cargurus, Inc.	1 Month LIBOR + 0.30%	Total Return	8/20/2020	2,500	84,600	(11,036)
Credit Suisse	Dexcom, Inc.	1 Month LIBOR + 0.30%	Total Return	8/20/2020	500	110,707	1,337
Credit Suisse	Ehealth, Inc.	1 Month LIBOR + 0.30%	Total Return	8/20/2020	2,100	206,618	4,592
Credit Suisse	Enphase Energy, Inc.	1 Month LIBOR + 0.30%	Total Return	8/20/2020	4,100	116,413	9,280
Credit Suisse	Fiserv, Inc.	1 Month LIBOR + 0.30%	Total Return	8/20/2020	1,800	208,142	(49)
Credit Suisse	Fortinet, Inc.	1 Month LIBOR + 0.30%	Total Return	8/20/2020	900	93,746	(2,338)
Credit Suisse	Intuitive Surgical, Inc.	1 Month LIBOR + 0.30%	Total Return	8/20/2020	200	118,803	573
Credit Suisse	KLA Corp.	1 Month LIBOR + 0.30%	Total Return	8/20/2020	600	108,504	1,602
Credit Suisse	Nextera Energy, Inc.	1 Month LIBOR + 0.30%	Total Return	8/20/2020	800	195,426	1,698
Credit Suisse	Pan American Silver Corp.	1 Month LIBOR + 0.30%	Total Return	8/20/2020	14,000	362,471	30,810
Credit Suisse	Paylocity Holding Corp.	1 Month LIBOR + 0.30%	Total Return	8/20/2020	1,600	195,132	1,767
Credit Suisse	Shopify, Inc. - Class A	1 Month LIBOR + 0.30%	Total Return	8/20/2020	300	121,875	2,600
Credit Suisse	Solaredge Technologies, Inc.	1 Month LIBOR + 0.30%	Total Return	8/20/2020	1,100	108,863	4,264
Credit Suisse	SPDR DJIA Trust	1 Month LIBOR + 0.30%	Total Return	8/14/2020	(3,300)	(936,304)	4,526
Credit Suisse	Tencent Holdings Ltd. ADR	1 Month LIBOR + 0.30%	Total Return	8/20/2020	2,100	100,244	(578)
Credit Suisse	Teradyne, Inc.	1 Month LIBOR + 0.30%	Total Return	8/20/2020	1,600	118,084	8,933
Credit Suisse	Yandex - Class A	1 Month LIBOR + 0.30%	Total Return	8/20/2020	4,800	216,449	7,697
Credit Suisse	Zoetis, Inc. - Class A	1 Month LIBOR + 0.30%	Total Return	8/20/2020	800	108,881	3,001
Total Net Unrealized Appreciation on Swap Contracts							$ 76,700
(a) The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(b) Included dividends and interest within the swap when the swap resets.

ISSACHAR FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

ISSACHAR FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

The Funds may invest in exchange traded funds ("ETFs"). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019, for the Fund’s investments measured at fair value:

Assets*		Level 1	Level 2	Level 3	Total
Common Stock		$ 7,638,323	$ -	$ -	$ 7,638,323
Short-Term Investment		2,474,299	-	-	2,474,299
Swap Contracts		-	76,700	-	76,700
Total		$ 10,112,622	$ 76,700	$ -	$10,189,322

* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Swap Agreements - The Fund is subject to equity price risk, interest rate risk, credit risk, counterparty risk and/or commodity risk in the normal course of pursuing their respective investment objectives.  The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Changes in the value of swap agreements are recognized as unrealized gains and losses by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  The Fund segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.

For the period ended December 31, 2019, the Fund had net realized losses of $70,481. The amounts of realized gains and losses are a reflection of the volume of derivative activity for the Fund.

At December 31, 2019, the tax cost of investments and unrealized appreciation (depreciation) are as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Issachar Fund	$ 9,581,128	$ 545,216	$ (13,722)	$ 531,494

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 2/27/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 2/27/20

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 2/27/20